TAXES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Taxes Payable
SCHEDULE OF TAX PAYABLE

Taxes payable consisted of the following at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Value-added	$66,178	$32,318
Income	248,071	235,300
City construction	4,794	2,422
Education	2,085	1,781
Other	13,389	11,920
Taxes payable	$334,517	$283,741

Taxes payable consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Value-added	$97,917	$32,318
Income	109,396	235,300
City construction	7,018	2,422
Education	5,064	1,781
Other	13,242	11,920
Taxes payable	$232,637	$283,741